Consolidated Statement of Changes in Equity - RUB (₽) ₽ in Millions	Total	Common shares [member]	Preferred shares [member]	Treasury shares [member]	Additional paid-in capital [member]	Accumulated other comprehensive income (loss) [member]	Accumulated deficit [member]	Equity attributable to shareholders of Mechel PAO [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2016	₽ (252,588)	₽ 4,163	₽ 833		₽ 28,326	₽ 848	₽ (294,444)	₽ (260,274)	₽ 7,686
Beginning balance, shares at Dec. 31, 2016		416,270,745	83,254,149
Profit for the period	12,570						11,557	11,557	1,013
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	145					145		145
Exchange differences on translation of foreign operations	313					310		310	3
Total comprehensive income for the period	13,028					455	11,557	12,012	1,016
Dividends declared to equity shareholders of Mechel PAO	(856)						(856)	(856)
Dividends declared to non-controlling interests	(359)								(359)
Change in non-controlling interests	(3,358)				(3,948)			(3,948)	590
Ending balance (Adjustment on inital application of IFRS 9 [member]) at Dec. 31, 2017	(1,689)						(1,684)	(1,684)	(5)
Ending balance (As of January 1, 2018 adjusted for the effect of IFRS 9 [member]) at Dec. 31, 2017	(245,822)	₽ 4,163	₽ 833		24,378	1,303	(285,427)	(254,750)	8,928
Ending balance at Dec. 31, 2017	(244,133)	₽ 4,163	₽ 833		24,378	1,303	(283,743)	(253,066)	8,933
Ending balance, shares (As of January 1, 2018 adjusted for the effect of IFRS 9 [member]) at Dec. 31, 2017		416,270,745	83,254,149
Ending balance, shares at Dec. 31, 2017		416,270,745	83,254,149
Profit for the period	13,536						12,628	12,628	908
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	487					487		487
Exchange differences on translation of foreign operations	(9)					(19)		(19)	10
Total comprehensive income for the period	14,014					468	12,628	13,096	918
Dividends declared to equity shareholders of Mechel PAO	(1,387)						(1,387)	(1,387)
Ending balance (Adjustment on inital application of IFRS 16 [member]) at Dec. 31, 2018	(533)						(461)	(461)	(72)
Ending balance (As of January 1, 2019 adjusted for the effect of IFRS 16 [member]) at Dec. 31, 2018	(233,728)	₽ 4,163	₽ 833		24,378	1,771	(274,647)	(243,502)	9,774
Ending balance at Dec. 31, 2018	(233,195)	₽ 4,163	₽ 833		24,378	1,771	(274,186)	(243,041)	9,846
Ending balance, shares (As of January 1, 2019 adjusted for the effect of IFRS 16 [member]) at Dec. 31, 2018		416,270,745	83,254,149
Ending balance, shares at Dec. 31, 2018		416,270,745	83,254,149
Profit for the period	4,285						2,409	2,409	1,876
Other comprehensive income (loss)
Re-measurement losses on defined benefit plans	(867)					(848)		(848)	(19)
Exchange differences on translation of foreign operations	(1,771)					(1,771)		(1,771)
Total comprehensive income for the period	1,647					(2,619)	2,409	(210)	1,857
Sale of preferred shares kept as treasury shares by the Group shares			709,130
Sale of preferred shares kept as treasury shares by the Group value	63		₽ 7		56			63
Reacquired common shares value	(63)			₽ (63)				(63)
Reacquired common shares shares				(1,018,996)
Dividends declared to equity shareholders of Mechel PAO	(1,516)						(1,516)	(1,516)
Ending balance at Dec. 31, 2019	₽ (233,597)	₽ 4,163	₽ 840	₽ (63)	₽ 24,434	₽ (848)	₽ (273,754)	₽ (245,228)	₽ 11,631
Ending balance, shares at Dec. 31, 2019		416,270,745	83,963,279	(1,018,996)